Common Stock - Summary of vesting status of the Customer Warrant (Detail) - shares	Oct. 31, 2021	Jan. 31, 2021	Dec. 31, 2020
Disclosure Of Vesting Status Of Warrants [Line Items]
Warrants outstanding			0
Rigetti Holdings [Member]
Disclosure Of Vesting Status Of Warrants [Line Items]
Warrants outstanding	995,099	3,406,156
Rigetti Holdings [Member] | Vested Customer Warrants [Member]
Disclosure Of Vesting Status Of Warrants [Line Items]
Warrants outstanding		1,021,845
Rigetti Holdings [Member] | Unvested Customer Warrants [Member]
Disclosure Of Vesting Status Of Warrants [Line Items]
Warrants outstanding		2,384,311